Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended		5 Months Ended	12 Months Ended
	Feb. 05, 2014	Apr. 22, 2015	Apr. 29, 2014	May 22, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 13, 2016	Jul. 30, 2015	Jun. 01, 2014	May 30, 2014
Authorized share capital										$ 200,000	$ 100,000
Common Stock - shares authorized					185,000,000	185,000,000				185,000,000	85,000,000
Preferred Shares - shares authorized					15,000,000	15,000,000				15,000,000	15,000,000
Preferred Shares - par value					$ 1	$ 1				$ 1	$ 1
Common shares offered	12,995,000		11,000,000			2,626,357	25,645,000
Net proceeds from offering	$ 81,952		$ 75,821	$ 169,276
Common shares - par value					$ 1	$ 1				$ 1	$ 1
Common shares issued, price per share	$ 6.65		$ 7.30						$ 9.7881
Net proceeds from issuance of preferred shares					$ 0	$ 81,784	$ 0
Aggregate number of shares repurchased during the period					3,705,286
Aggregate price of shares repurchased during the period					$ 20,683
Underwriters over-allotment option
Common shares offered	1,695,000			1,650,000
Net proceeds from offering				$ 11,503
8.75% Series D Preferred Shares
Preferred Shares - shares issued		3,400,000			3,400,000	3,400,000
Preferred Shares - par value		$ 1
Liquidation preference, per share		$ 25
Net proceeds from issuance of preferred shares		$ 81,784
Preferred stock dividend rate percentage					8.75%
Preferred Stock, Redemption Date					Apr. 29, 2020
Redemption price					$ 25
Common Stock | Distribution Agency Agreement
Common shares offered							1,077,847
Net proceeds from offering							$ 7,124
Maximum number of shares issuable under distribution agency agreement					4,000,000
Common shares - par value					$ 1
Open market purchases for its common and/ or its preferred shares
Stock repurchase program					$ 40,000			$ 20,000